Subsequent Events (Details) - Subsequent Event [Member] - shares				1 Months Ended
	Sep. 09, 2019	Aug. 14, 2019	Jul. 08, 2019	Sep. 26, 2019	Jul. 25, 2019
CLPS Lihong [Member]
Subsequent Events (Textual)
Aggregate of restricted shares	21,064	21,360	50,866
CLPS Lihong term	CLPS Lihong with the term of four months.	CLPS Lihong with the term of one month.	CLPS Lihong with the term of twelve months.
Interest rate	5.655%	5.655%	5.655%
CLPS Lihong [Member] | RMB [Member]
Subsequent Events (Textual)
Aggregate of restricted shares	150,000	150,000	350,000
Qiner [Member]
Subsequent Events (Textual)
Subsequent event, description				Qiner acquired an 80% interest in Ridik Pte. Ltd. located in Singapore from Srustijeet Mishra and Routray Sibashis with the final purchase price of $2,305,476 (3,120,000 Singapore dollars), in the form of cash of $1,844,380 (2,496,000 Singapore dollars) and the Company's common shares valued at $461,096 (624,000 Singapore dollars), respectively.	A written resolution of the board was passed and approved for Qiner to acquire a 20% interest in CLPS Hong Kong. The transaction is still in progress.